MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND  Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 2000                New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economic expansion continued during the six-month period ended June 30, 2000. Real personal consumption accelerated and unemployment reached a 30-year low. At the same time, a surge in oil prices heightened the risk of inflation. The Federal Reserve Board responded by further tightening monetary policy. Three increases in the federal funds rate, totaling 100 basis points, have occurred since February. The rate now stands at a nine-year high of 6.50 percent.

Strong economic growth and a less accommodative monetary policy caused long-term interest rates to increase throughout 1999. This January, however, the U.S. Treasury announced plans to use the federal budget surplus to reduce its debt. This announcement initially precipitated a 50 to 75 basis point drop in yields of longer maturity Treasuries. Municipal bond yields also declined but lagged the trend of Treasury yields. Long-term interest rates rose in April, but began to decline in May and June as signs of an economic slowdown developed.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index began the year at 5.97 percent. This index reached a high of 6.19 percent in mid January and ended June at 5.84 percent. Because bond prices move inversely to changes in interest rates, higher yields caused bond prices to decline significantly last year and improve marginally in the first six months of this year.

The ratio of municipal yields as a percentage of Treasury yields has historically been used as a measure of relative value. The increase in the ratio from 92 percent at the end of 1999 to 99 percent at the end of June may be attributed to the magnitude of the rally in long-term Treasuries. A rising yield ratio indicates weaker relative performance by municipals. Over the past five years, the ratio has ranged between an average annual high of 93 percent and an average annual low of 85 percent.

During the first six months of this year, new-issue volume was 22 percent lower than the same period last year. Refunding activity, the most

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND interest-rate-sensitive component of new issue supply, dropped more than 70 percent and represented less than 10 percent of total volume. Approximately 40 percent of the underwritings were enhanced with bond insurance. New York underwriting accounted for 9 percent of the national total.

                        30-YEAR BOND YIELDS 1994 - 2000

           Insured                       U.S.                    Insured Municipal Yields as a
       Municipal Yields            Treasury Yields             Percentage of U.S. Treasury Yields
1994        5.4%                         6.34%                              85.17%
            5.4                          6.24                               86.54
            5.8                          6.66                               87.09
            6.4                          7.09                               90.27
            6.35                         7.32                               86.75
            6.25                         7.43                               84.12
            6.5                          7.61                               85.41
            6.25                         7.39                               84.57
            6.3                          7.45                               84.56
            6.55                         7.81                               83.87
            6.75                         7.96                               84.8
            7                            8.00                               87.5
            6.75                         7.88                               85.66
1995        6.4                          7.70                               83.12
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.2                          7.34                               84.47
            5.8                          6.66                               87.09
            6.1                          6.62                               92.15
            6.1                          6.86                               88.92
            6                            6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.5                          6.14                               89.58
            5.35                         5.94                               90.07
1996        5.4                          6.03                               89.55
            5.6                          6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.9                          6.89                               85.63
            5.85                         6.97                               83.93
            5.9                          7.11                               82.98
            5.7                          6.93                               82.25
            5.65                         6.64                               85.09
            5.5                          6.35                               86.61
            5.6                          6.63                               84.46
1997        5.7                          6.79                               83.95
            5.65                         6.80                               83.09
            5.9                          7.10                               83.1
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.6                          6.78                               82.6
            5.3                          6.30                               84.13
            5.5                          6.61                               83.21
            5.4                          6.40                               84.38
            5.35                         6.15                               86.99
            5.3                          6.05                               87.6
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.2                          5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.2                          5.80                               89.66
            5.2                          5.65                               92.04
            5.18                         5.71                               90.72
            5.03                         5.27                               95.45
            4.95                         5.00                               99.00
            5.05                         5.16                               97.87
            5.00                         5.06                               98.81
            5.05                         5.10                               99.02
1999        5.00                         5.09                               98.23
            5.10                         5.58                               91.40
            5.15                         5.63                               91.47
            5.20                         5.66                               91.87
            5.30                         5.83                               90.91
            5.47                         5.96                               91.78
            5.55                         6.10                               90.98
            5.75                         6.06                               94.88
            5.85                         6.05                               96.69
            6.03                         6.16                               97.89
            6.00                         6.29                               95.39
            5.97                         6.48                               92.13
2000        6.18                         6.49                               95.22
            6.04                         6.14                               98.37
            5.82                         5.83                               99.83
            5.91                         5.96                               99.16
            5.91                         6.01                               98.34
            5.84                         5.90                               98.98

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

For the six-month period ended June 30, 2000, Morgan Stanley Dean Witter New York Tax-Free Income Fund's Class B shares returned 3.54 percent, compared to
4.48 percent for the Lehman Brothers Municipal Bond Index.(1) For the same period, the Fund's Class A, C and D shares returned 3.62 percent, 3.54 percent and 3.83 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------

(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of two years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investors Service, Inc., or Standard & Poor's Corporation, respectively. The index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO STRUCTURE

The Fund's net assets of $120 million were diversified among 11 long-term sectors and 29 credits. During the past six months the cash and short-term investment position ranged between 6 and 9 percent of net assets. At the end of June, the portfolio's average maturity was 15 years. Average duration, a measure of sensitivity to interest-rate changes, was 8.1 years. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions and their respective cost (book) yields are also charted by year.

LOOKING AHEAD

The Federal Reserve Board has expressed concern about consumer wealth and rising prices. We anticipate that the central bank will continue to focus on inflation and may increase short-term rates if it feels that the economic momentum is not slowing sufficiently. We believe municipal bonds continue to offer tax-conscious investors good long-term value.

As explained in footnote 7 of the Notes to Financial Statements, the Fund acquired Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- New York Series on July 24, 2000.

We appreciate your ongoing support of Morgan Stanley Dean Witter New York Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

[LARGEST SECTORS BAR CHART]

LARGEST SECTORS AS OF JUNE 30, 2000
(% OF NET ASSETS)

GENERAL OBLIGATION                                            16%
MORTGAGE                                                      12%
ELECTRIC                                                      11%
EDUCATION                                                     11%
TRANSPORTATION                                                 7%
WATER & SEWER                                                  7%
IDR/PCR*                                                       7%

*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF JUNE 30, 2000
(% OF TOTAL LONG-TERM PORTFOLIO)

                                   Aaa or AAA           Aa or AA             A or A            Baa or BBB           NR
                                      31%                 19%                 36%                 10%               4%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR
STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

                           DISTRIBUTION BY MATURITY
                               (% OF NET ASSETS)

                                                              WEIGHTED AVERAGE
                                                              MATURITY 15 YEARS

UNDER 1 YEAR                                                   6.4%
1-5 YEARS                                                      4.0%
5-10 YEARS                                                    15.1%
10-20 YEARS                                                   45.6%
20-30 YEARS                                                   21.4%
30+ YEARS                                                      2.8%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

                     CALL AND COST (BOOK) YIELD STRUCTURE
                                 JUNE 30, 2000

                                                            WEIGHTED AVERAGE
                                                        CALL PROTECTION: 7 YEARS

YEARS BONDS
CALLABLE                                                      PERCENT CALLABLE*
-----------                                                   -----------------
2000                                                                1%
2001                                                               16%
2002                                                                8%
2003                                                                2%
2004                                                                9%
2005                                                                5%
2006                                                               10%
2007                                                                0%
2008                                                               19%
2009                                                                4%
2010+                                                              26%

                                                               WEIGHTED AVERAGE
                                                               BOOK YIELD: 6.3%

                                                              COST (BOOK) YIELD **
                                                              --------------------
2000                                                                8.5%
2001                                                                7.3%
2002                                                                6.8%
2003                                                                7.5%
2004                                                                5.8%
2005                                                                6.7%
2006                                                                6.8%
2007
2008                                                                5.3%
2009                                                                5.5%
2010+                                                               6.1%

 * % Based on Long-Term Portfolio.

** Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before fund operating expenses. For example, the fund earned a book yield of 7.3% on the 16% of the bonds in the long-term portfolio that are callable in 2001.

   Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

FUND PERFORMANCE June 30, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

               CLASS A SHARES*
----------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                       1.01%(1) -3.28%(2)
Since Inception (7/28/97)    2.83%(1) 1.31%(2)

               CLASS B SHARES**
----------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                       0.56%(1) -4.27%(2)
5 Years                      4.41%(1) 4.08%(2)
10 Years                     5.80%(1) 5.80%(2)

               CLASS C SHARES+
----------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                       0.63%(1) -0.33%(2)
Since Inception (7/28/97)    2.33%(1)  2.33%(2)

               CLASS D SHARES++
----------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                       1.22%(1)
Since Inception (7/28/97)    3.11%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT MUNICIPAL BONDS (90.6%)
            General Obligation (16.2%)
            Monroe County,
$  1,000      Public Improvement Refg 1996..............................   6.00%   03/01/13    $ 1,070,600
   1,000      Public Improvement Refg 1996..............................   6.00    03/01/15      1,069,620
            New York City,
   2,055      Various Purpose 1973......................................   3.50    05/01/01      2,039,053
   2,500      Various Purpose 1973......................................   3.50    05/01/03      2,414,025
     605      1997 Ser D................................................   6.00    08/01/06        605,666
            New York State,
   2,000      Ser 1996 A Refg...........................................   6.00    07/15/08      2,126,960
   3,000      Ser 1995 B Refg...........................................   5.70    08/15/13      3,052,800
   8,000    Puerto Rico, Public Improvement Refg Ser 1987 A.............   3.00    07/01/06      7,075,759
--------                                                                                       -----------
  20,160                                                                                        19,454,483
--------                                                                                       -----------

            Educational Facilities Revenue (11.1%)
            New York State Dormitory Authority,
     965      City University Ser 1992 U................................   6.375   07/01/08      1,005,221
   3,000      City University Ser 1993 A................................   5.75    07/01/09      3,087,000
   1,000      Ithaca College Ser 1998 (AMBAC)...........................   5.00    07/01/21        899,100
   1,000      New York University Ser 1998 A (MBIA).....................   5.75    07/01/15      1,038,810
   3,000      State University Ser 1989 B...............................   0.00    05/15/05      2,342,460
   2,000      State University Ser 1993 C...............................   5.375   05/15/13      1,982,460
   2,000      State University Ser 1993 A...............................   5.25    05/15/15      1,971,480
   1,000      University of Rochester, Ser 1998 A (MBIA)................   5.00    07/01/23        890,950
--------                                                                                       -----------
  13,965                                                                                        13,217,481
--------                                                                                       -----------

            Electric Revenue (11.4%)
            Long Island Power Authority,
   6,000      Ser 2000 A (FSA)..........................................   0.00    06/01/18      2,165,040
   4,000      Ser 1998 A (FSA)..........................................   5.125   12/01/22      3,635,520
   8,000    Puerto Rico Electric Power Authority, Power Ser O...........   5.00    07/01/12      7,816,560
--------                                                                                       -----------
  18,000                                                                                        13,617,120
--------                                                                                       -----------

            Hospital Revenue (4.1%)
   5,000    New York State Medical Care Facilities Agency, Hospital &
--------     Nursing Home - FHA Insured Mtge 1993 Ser B.................   5.50    02/15/22      4,904,950
                                                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (6.7%)
$  2,000    New York City Industrial Development Agency, Brooklyn Navy
             Yard Cogeneration Partners LP Ser 1997 (AMT)...............   5.75%   10/01/36    $ 1,732,560
   5,500    New York State Energy Research & Development Authority,
             Brooklyn Union Gas Co 1991 Ser A (AMT).....................  9.26++   07/01/26      6,235,625
--------                                                                                       -----------
   7,500                                                                                         7,968,185
--------                                                                                       -----------

            Mortgage Revenue - Multi-Family (7.8%)
            New York City Housing Development Corporation,
   2,173      East Midtown Proj - FHA Ins Sec 223.......................   6.50    11/15/18      2,136,442
   2,201      Ruppert Proj - FHA Ins Sec 223............................   6.50    11/15/18      2,130,703
   4,935    New York State Housing Finance Agency, Mortgage 1996 Ser A
             Refg (FSA).................................................   6.10    11/01/15      5,045,396
--------                                                                                       -----------
   9,309                                                                                         9,312,541
--------                                                                                       -----------

            Mortgage Revenue - Single Family (3.9%)
   4,500    New York State Mortgage Agency, Homeowner Ser 27............   6.90    04/01/15      4,714,560
--------                                                                                       -----------

            Nursing & Health Related Facilities Revenue (4.3%)
            New York State Medical Care Facilities Finance Agency,
   2,295      Long-Term Health Care 1992 Ser D (FSA)....................   6.50    11/01/15      2,412,275
   3,000      Mental Health Ser F.......................................   5.25    02/15/19      2,758,950
--------                                                                                       -----------
   5,295                                                                                         5,171,225
--------                                                                                       -----------

            Transportation Facilities Revenue (6.8%)
   3,000    New York State Thruway Authority, Local Highway & Bridge Ser
             1998 A (MBIA)..............................................   5.00    04/01/18      2,745,210
   2,000    Triborough Bridge & Tunnel Authority, Refg Ser 1998 A
             (MBIA).....................................................   4.75    01/01/24      1,711,820
            Puerto Rico Highway & Transportation Authority,
   2,000      Refg Ser X................................................   5.50    07/01/15      2,030,680
   2,000      Ser 1998 A................................................   4.75    07/01/38      1,645,200
--------                                                                                       -----------
   9,000                                                                                         8,132,910
--------                                                                                       -----------

            Water & Sewer Revenue (7.2%)
   3,000    New York City Municipal Water Finance Authority, 1998 Ser
             D..........................................................   4.75    06/15/25      2,541,810
   2,000    New York State Environmental Facilities Corporation, Clean
             Drinking Water
             Ser 1998 C.................................................   5.00    06/15/19      1,821,680
   4,000    Suffolk Country Industrial Development Agency, Southwest
             Sewer Ser 1994 (FGIC)......................................   6.00    02/01/08      4,242,000
--------                                                                                       -----------
   9,000                                                                                         8,605,490
--------                                                                                       -----------

            Other Revenue (8.2%)
   5,000    New York City Transitional Finance Authority, 2000 Ser C....   5.50    11/01/29      4,769,000
   5,000    New York Local Government Assistance Corporation, Ser 1993
             C..........................................................   5.50    04/01/17      5,015,850
--------                                                                                       -----------
  10,000                                                                                         9,784,850
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Refunded (2.9%)
$  2,965    New York State Dormitory Authority, Suffolk County Judicial
             Ser 1986 (ETM).............................................   7.375%  07/01/16    $ 3,446,753
--------                                                                                       -----------

 114,694    TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $103,976,744)........   108,330,548
--------                                                                                       -----------

            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (4.7%)
   1,000    New York State Dormitory Authority, Cornell University Ser
             1990 B (Demand 07/03/00)...................................   4.45*   07/01/25      1,000,000
   2,600    New York State Energy Research & Development Authority, New
             York State Electric & Gas Corp Ser 1994 C (Demand
             07/03/00)..................................................   4.50*   06/01/29      2,600,000
   2,000    Port Authority of New York & New Jersey, Ser 2 (Demand
             07/03/00)..................................................   4.30*   05/01/19      2,000,000
--------                                                                                       -----------

   5,600    TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
--------     (Identified Cost $5,600,000)...................................................     5,600,000
                                                                                               -----------

$120,294    TOTAL INVESTMENTS (Identified Cost $109,576,744) (a)..................     95.3%    113,930,548
========

            OTHER ASSETS IN EXCESS OF LIABILITIES...................................     4.7     5,614,599
                                                                                      -----    -----------

            NET ASSETS.............................................................   100.0%   $119,545,147
                                                                                      =====    ===========

---------------------

 AMT   Alternative Minimum Tax.
 ETM   Escrowed to maturity.
  *    Current coupon of variable rate demand obligation.
 ++    Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term securities fluctuates.
 (a)   The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $6,197,455 and the aggregate gross unrealized depreciation is $1,843,651, resulting in net unrealized appreciation of $4,353,804.

                       Bond Insurance:
                       --------------
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $109,576,744).............................  $113,930,548
Cash........................................................       139,765
Receivable for:
    Investments sold........................................     4,041,344
    Interest................................................     1,670,899
    Shares of beneficial interest sold......................         3,100
Prepaid expenses and other assets...........................        35,985
                                                              ------------
    TOTAL ASSETS............................................   119,821,641
                                                              ------------
LIABILITIES:
Payable for:
    Plan of distribution fee................................        72,905
    Investment management fee...............................        53,714
    Dividends and distributions to shareholders.............        28,391
    Shares of beneficial interest repurchased...............         6,371
Accrued expenses............................................       115,113
                                                              ------------
    TOTAL LIABILITIES.......................................       276,494
                                                              ------------
    NET ASSETS..............................................  $119,545,147
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $116,406,395
Net unrealized appreciation.................................     4,353,804
Accumulated undistributed net investment income.............        16,454
Accumulated net realized loss...............................    (1,231,506)
                                                              ------------
    NET ASSETS..............................................  $119,545,147
                                                              ============
CLASS A SHARES:
Net Assets..................................................      $619,769
Shares Outstanding (unlimited authorized, $.01 par value)...        56,222
    NET ASSET VALUE PER SHARE...............................        $11.02
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net asset value)........        $11.51
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $117,787,953
Shares Outstanding (unlimited authorized, $.01 par value)...    10,649,295
    NET ASSET VALUE PER SHARE...............................        $11.06
                                                              ============
CLASS C SHARES:
Net Assets..................................................      $948,510
Shares Outstanding (unlimited authorized, $.01 par value)...        85,941
    NET ASSET VALUE PER SHARE...............................        $11.04
                                                              ============
CLASS D SHARES:
Net Assets..................................................      $188,915
Shares Outstanding (unlimited authorized, $.01 par value)...        17,118
    NET ASSET VALUE PER SHARE...............................        $11.04
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS, June 30, 2000

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $  3,504,344
                                                              ------------

EXPENSES
Plan of distribution fee (Class A shares)...................           537
Plan of distribution fee (Class B shares)...................       447,799
Plan of distribution fee (Class C shares)...................         3,374
Investment management fee...................................       332,477
Professional fees...........................................        38,197
Shareholder reports and notices.............................        33,021
Transfer agent fees and expenses............................        28,461
Trustees' fees and expenses.................................         9,342
Registration fees...........................................         6,188
Custodian fees..............................................         3,614
Other.......................................................         4,185
                                                              ------------

    TOTAL EXPENSES..........................................       907,195

Less: expense offset........................................        (3,608)
                                                              ------------

    NET EXPENSES............................................       903,587
                                                              ------------

    NET INVESTMENT INCOME...................................     2,600,757
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................    (1,142,989)
Net change in unrealized appreciation.......................     2,675,187
                                                              ------------

    NET GAIN................................................     1,532,198
                                                              ------------

NET INCREASE................................................  $  4,132,955
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

FINANCIAL STATEMENTS, June 30, 2000


STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX
                                                      MONTHS ENDED    FOR THE YEAR
                                                        JUNE 30,         ENDED
                                                          2000       DECEMBER 31, 1999
--------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...............................  $ 2,600,757      $  5,965,968
Net realized loss...................................   (1,142,989)          (88,517)
Net change in unrealized appreciation...............    2,675,187       (12,708,366)
                                                      ------------     ------------

    NET INCREASE (DECREASE).........................    4,132,955        (6,830,915)
                                                      ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..................................      (10,296)          (19,141)
    Class B shares..................................   (2,567,235)       (5,881,219)
    Class C shares..................................      (19,279)          (31,200)
    Class D shares..................................       (3,947)          (13,412)

Net realized gain
    Class A shares..................................           --              (720)
    Class B shares..................................           --          (247,643)
    Class C shares..................................           --            (1,330)
    Class D shares..................................           --              (146)
                                                      ------------     ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS...............   (2,600,757)       (6,194,811)
                                                      ------------     ------------

Net decrease from transactions in shares of
 beneficial interest................................   (8,125,106)      (24,736,170)
                                                      ------------     ------------

    NET DECREASE....................................   (6,592,908)      (37,761,896)

NET ASSETS:
Beginning of period.................................  126,138,055       163,899,951
                                                      ------------     ------------
    END OF PERIOD
    (Including undistributed net investment income
    of $16,454 and $16,454, respectively)...........  $119,545,147     $126,138,055
                                                      ============     ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,433,189 at June 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.75%, respectively.

The Distributor has informed the Fund that for six months ended June 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $51,136 and received $4,476 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2000 aggregated $6,940,300 and $20,865,833, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $1,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,972. At June 30, 2000, the Fund had an accrued pension liability of $51,912 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At December 31, 1999, the Fund had a net capital loss carryover of approximately $75,000 which will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $14,000 during fiscal 1999.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                    JUNE 30, 2000                 DECEMBER 31, 1999
                                                              -------------------------       -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................     17,977    $    196,123           4,285    $    50,710
Reinvestment of dividends and distributions.................        811           8,819           1,235         13,955
Redeemed....................................................         (3)            (33)         (1,122)       (12,769)
                                                              ---------    ------------       ---------    -----------
Net increase -- Class A.....................................     18,785         204,909           4,398         51,896
                                                              ---------    ------------       ---------    -----------
CLASS B SHARES
Sold........................................................    385,481       4,182,787         627,835      7,314,347
Reinvestment of dividends and distributions.................    131,358       1,430,032         306,084      3,506,005
Redeemed.................................................... (1,299,538)    (14,107,981)     (3,146,578)   (35,869,267)
                                                              ---------    ------------       ---------    -----------
Net decrease -- Class B.....................................   (782,699)     (8,495,162)     (2,212,659)   (25,048,915)
                                                              ---------    ------------       ---------    -----------
CLASS C SHARES
Sold........................................................     11,215         120,991          23,520        265,569
Reinvestment of dividends and distributions.................      1,078          11,717           2,279         26,032
Redeemed....................................................     (3,463)        (37,300)        (12,997)      (146,628)
                                                              ---------    ------------       ---------    -----------
Net increase -- Class C.....................................      8,830          95,408          12,802        144,973
                                                              ---------    ------------       ---------    -----------
CLASS D SHARES
Sold........................................................      6,214          67,348       1,194,426     13,227,353
Reinvestment of dividends and distributions.................        220           2,391             291          3,322
Redeemed....................................................     --             --           (1,190,946)   (13,114,799)
                                                              ---------    ------------       ---------    -----------
Net increase -- Class D.....................................      6,434          69,739           3,771        115,876
                                                              ---------    ------------       ---------    -----------
Net decrease in Fund........................................   (748,650)   $ (8,125,106)     (2,191,688)  $(24,736,170)
                                                              =========    ============       =========    ===========

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)


7. SUBSEQUENT EVENT

On July 24, 2000, the Fund acquired all the net assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- New York Series ("New York Series") based on the respective valuations as of the close of business on July 21, 2000, pursuant to a plan of reorganization approved by the shareholders of New York Series on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 916,653 Class D shares of the Fund at a net asset value of $11.12 per share for 983,898 shares of New York Series. The net assets of the Fund and New York Series immediately before the acquisition were $119,539,566, and $10,197,330, respectively, including unrealized appreciation of $168,897 for New York Series. Immediately after the acquisition, the combined assets of the Fund amounted to $129,736,896.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                         FOR THE SIX      FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                        MONTHS ENDED          ENDED               ENDED              THROUGH
                                                        JUNE 30, 2000   DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period..................     $10.89            $11.90              $12.16              $12.02
                                                           ------            ------              ------              ------

Income (loss) from investment operations:
 Net investment income................................       0.26              0.53                0.55                0.24
 Net realized and unrealized gain (loss)..............       0.13             (1.00)               0.13                0.14
                                                           ------            ------              ------              ------

Total income (loss) from investment operations........       0.39             (0.47)               0.68                0.38
                                                           ------            ------              ------              ------

Less dividends and distributions from:
 Net investment income................................      (0.26)            (0.52)              (0.55)              (0.24)
 Net realized gain....................................         --             (0.02)              (0.39)                 --
                                                           ------            ------              ------              ------

Total dividends and distributions.....................      (0.26)            (0.54)              (0.94)              (0.24)
                                                           ------            ------              ------              ------

Net asset value, end of period........................     $11.02            $10.89              $11.90              $12.16
                                                           ======            ======              ======              ======

TOTAL RETURN+.........................................       3.62%(1)         (4.03)%              5.68%               3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................       0.96%(2)(4)        0.89 %(4)          0.93%(3)(4)         0.92%(2)

Net investment income.................................       4.84%(2)(4)        4.58 %(4)          4.50%(4)            4.78%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............       $620              $408                $393                 $94

Portfolio turnover rate...............................          6%(1)             3 %                24%                 10%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.
(4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

                                            FOR THE SIX                        FOR THE YEAR ENDED DECEMBER 31,
                                           MONTHS ENDED       -----------------------------------------------------------------
                                           JUNE 30, 2000        1999          1998          1997*          1996          1995
-------------------------------------------------------------------------------------------------------------------------------
                                            (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period.....      $10.91           $11.92        $12.16         $11.71        $11.96        $10.83
                                               ------         --------      --------       --------      --------      --------

Income (loss) from investment operations:
 Net investment income...................        0.23             0.46          0.49           0.51          0.53          0.55
 Net realized and unrealized gain
   (loss)................................        0.15            (0.99)         0.15           0.45         (0.21)         1.20
                                               ------         --------      --------       --------      --------      --------

Total income (loss) from investment
 operations..............................        0.38            (0.53)         0.64           0.96          0.32          1.75
                                               ------         --------      --------       --------      --------      --------

Less dividends and distributions from:
 Net investment income...................       (0.23)           (0.46)        (0.49)         (0.51)        (0.53)        (0.54)
 Net realized gain.......................          --            (0.02)        (0.39)            --         (0.04)        (0.08)
                                               ------         --------      --------       --------      --------      --------

Total dividends and distributions........       (0.23)           (0.48)        (0.88)         (0.51)        (0.57)        (0.62)
                                               ------         --------      --------       --------      --------      --------

Net asset value, end of period...........      $11.06           $10.91        $11.92         $12.16        $11.71        $11.96
                                               ======         ========      ========       ========      ========      ========

TOTAL RETURN+............................        3.54%(1)        (4.58)%        5.32%          8.43%         2.82%        16.59%

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................        1.50%(2)(4)      1.48%(4)      1.44%(3)(4)    1.43%(3)      1.40%(3)      1.42%(3)

Net investment income....................        4.30%(2)(4)      3.99%(4)      3.99%(4)       4.33%         4.54%         4.70%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...............................    $117,788         $124,774      $162,659       $169,868      $192,192      $216,618

Portfolio turnover rate..................           6%(1)            3%           24%            10%           16%           17%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.
(4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

                                                                                                                 FOR THE PERIOD
                                                         FOR THE SIX      FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                        MONTHS ENDED          ENDED               ENDED              THROUGH
                                                        JUNE 30, 2000   DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)
CLASS C SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period..................     $10.89            $11.90              $12.14              $12.02
                                                           ------            ------              ------              ------

Income (loss) from investment operations:
 Net investment income................................       0.23              0.46                0.48                0.22
 Net realized and unrealized gain (loss)..............       0.15             (0.99)               0.15                0.12
                                                           ------            ------              ------              ------

Total income (loss) from investment operations........       0.38             (0.53)               0.63                0.34
                                                           ------            ------              ------              ------

Less dividends and distributions from:
 Net investment income................................      (0.23)            (0.46)              (0.48)              (0.22)
 Net realized gain....................................         --             (0.02)              (0.39)                 --
                                                           ------            ------              ------              ------

Total dividends and distributions.....................      (0.23)            (0.48)              (0.87)              (0.22)
                                                           ------            ------              ------              ------

Net asset value, end of period........................     $11.04            $10.89              $11.90              $12.14
                                                           ======            ======              ======              ======

TOTAL RETURN+.........................................       3.54%(1)         (4.60)%              5.30%               2.83%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................       1.50%(2)(4)       1.48 %(4)           1.44%(3)(4)         1.40%(2)

Net investment income.................................       4.30%(2)(4)       3.99 %(4)           3.99%(4)            4.12%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............       $949              $840                $765                $108

Portfolio turnover rate...............................          6%(1)             3 %                24%                 10%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.
(4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

                                                                                                                 FOR THE PERIOD
                                                         FOR THE SIX      FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                                        MONTHS ENDED          ENDED               ENDED              THROUGH
                                                        JUNE 30, 2000   DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)
CLASS D SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period..................     $10.90            $11.91              $12.15              $12.02
                                                           ------            ------              ------              ------

Income (loss) from investment operations:
 Net investment income................................       0.27              0.55                0.58                0.26
 Net realized and unrealized gain (loss)..............       0.14             (1.00)               0.15                0.13
                                                           ------            ------              ------              ------

Total income (loss) from investment operations........       0.41             (0.45)               0.73                0.39
                                                           ------            ------              ------              ------

Less dividends and distributions from:
 Net investment income................................      (0.27)            (0.54)              (0.58)              (0.26)
 Net realized gain....................................         --             (0.02)              (0.39)                 --
                                                           ------            ------              ------              ------

Total dividends and distributions.....................      (0.27)            (0.56)              (0.97)              (0.26)
                                                           ------            ------              ------              ------

Net asset value, end of period........................     $11.04            $10.90              $11.91              $12.15
                                                           ======            ======              ======              ======

TOTAL RETURN+.........................................       3.83%(1)         (3.87)%              6.12%               3.27%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................       0.75%(2)(4)       0.73 %(4)           0.69%(3)(4)         0.66%(2)

Net investment income.................................       5.05%(2)(4)       4.74 %(4)           4.74%(4)            5.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............       $189              $116                 $82                 $32

Portfolio turnover rate...............................          6%(1)             3 %                24%                 10%

---------------------
 *  The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.
(4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
NEW YORK
TAX-FREE
INCOME FUND

[GRAPHIC]

Semiannual Report
June 30, 2000